Unaudited Interim Condensed Consolidated Balance Sheet (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	49,517,660	45,729,684
Ordinary shares, shares outstanding	49,517,660	45,729,684